RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Agreements with Directors and Officers

The Company has entered into the following agreements, which were approved by REE’s board of directors in accordance with Israeli law, and also by REE’s shareholders to the extent required by Israeli law.

Joint Ownership Agreement for Company Vehicle. During 2021, REE entered into an agreement with co-founder, director, and CEO Daniel Barel, relating to joint ownership of a company car. REE undertook to provide Daniel Barel with a company car, the value of which is an amount of up to NIS 300 thousand to be borne by REE. The excess cost of the car purchased for such purpose has been, and the ongoing fixed cost of the car will continue to be, borne by Daniel Barel. Such car is registered under REE’s name, but Daniel Barel is entitled to an ownership portion of such car, corresponding to the excess acquisition cost thereof borne by him. The full value of the vehicle is recorded in the balance sheet as of December 31, 2024.
NOTE 19. RELATED PARTY TRANSACTIONS (cont.)
Employment of Daniel Barel’s Father-in-Law. Since 2021 co-founder, director, and CEO Daniel Barel’s father-in-law is employed by the Company in the selling, general, and administrative department.
SpecterX Transaction. On October 29, 2021, REE entered into a license agreement with SpecterX for secure file exchange services. The co-founder and CEO of SpecterX is the brother of co-founder, director, and CEO Daniel Barel. Daniel Barel is also the Chairman of the Board and an investor of SpecterX. Prior to entering into the agreement with SpecterX, REE conducted an extensive analysis of the available solutions, and determined that SpecterX best met REE’s needs.
Agreement with Samvardhana Motherson International Limited ("Motherson") and REE. In September 2024, the Company entered into SPAs, with Motherson included as one of the investors (see Note 10(c)). Motherson has agreed to provide services relating to development, management, and optimization of the Company’s supply chain which shall also include supplier development and management, part development cost management, contract and purchase order management, supply chain management including logistics, compliance and regulatory adherence, crises and risk management, resource planning, and information and technology system integration. The Company has agreed to pay Motherson, on a quarterly basis, an amount equal to fifty percent (50%) of certain cost improvements that would be achieved under the Motherson Agreement (“Quarterly Fees”) in addition to annual payments for such resources required to be deployed by Motherson for the purpose of rendering the services under the Motherson Agreement, which shall be agreed upon by REE and Motherson. As of December 31, 2024 no costs had been incurred under this agreement.

Transactions with the related parties were as follows:

	Year ended December 31,
	2024	2023	2022
Selling, general and administrative expenses, net	$126	$41	$43

Balances with the related parties were as follows:

	December 31, 2024	December 31, 2023
Employees and payroll accruals	$51	$50